SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) In Thousands, unless otherwise specified	1 Months Ended				12 Months Ended			168 Months Ended			12 Months Ended
	Sep. 12, 2013 USD ($)	Sep. 12, 2013 ILS	Aug. 21, 2013 USD ($)	Mar. 29, 2012 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2013 USD ($)	Mar. 12, 2013 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2013 Convertible Subordinated Notes Series A [Member] USD ($)
Significant Accounting Policies [Line Items]
Bridge loan									$ 5,000
Stockholders' equity requirement	500	2,000		2,500
Net loss					(5,954)	(6,467)	(17,389)	(375,000)
Stockholders' deficit	8,200				(13,983)	(8,387)	(4,115)	(13,983)		11,252
Deferred issuance costs						34	139				917
Long-term convertible debt					17,000			17,000
Revenues from royalties			$ 4,500